Schedule of accounts payable, accruals and other payables (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts payable			$ 10,541
Safeguarding liabilities		$ 3,790,176	1,983,116
Accruals			5,424,194
Prefunding from remittance customers			35,584,882
Incentives received for credit card program			699,655
Prefunding from airtime customers			758,419
Current portion of finance lease liabilities
Cash received for the subscription of Convertible Promissory Note			1,056,765
Accrued interest			7,614,719
Tax payable			29,808
Other payables			826,132
Accounts payable, accruals and other payables	$ 51,411,453	55,329,740	$ 53,988,231
Previously Reported [Member]
Accounts payable		13,701
Safeguarding liabilities		3,790,176
Accruals		5,870,005
Prefunding from remittance customers		44,259,266
Incentives received for credit card program
Prefunding from airtime customers		671,214
Current portion of finance lease liabilities
Cash received for the subscription of Convertible Promissory Note
Accrued interest		3,824,009
Tax payable		155,641
Other payables		535,904
Accounts payable, accruals and other payables		$ 59,119,916